SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS The Plan has evaluated subsequent events through June 25, 2026, which is the date the financial statements were issued.